Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
The following tables summarize the Senior Notes and Junior Notes outstanding as at December 31, 2024 and 2023:

U.S.$ millions, except where noted				As at December 31,
Debt Instrument	Maturity	Amount	Rate	2024
U.S. dollar-denominated debt
Senior unsecured notes	September 2027	700	4.91%	700
Senior unsecured notes	October 2029	1,000	5.03%	1,000
Senior unsecured notes [1]	October 2034	1,250	5.58%	1,250
Senior unsecured notes	October 2054	700	6.18%	700
				3,650
Canadian dollar-denominated debt
Senior unsecured notes	February 2030	C$450	4.32%	313
Senior unsecured notes	February 2032	C$500	4.62%	347
Senior unsecured notes	February 2035	C$500	4.93%	347
				1,007
Less: unamortized debt issue costs and other				(28)
Total Senior Notes				4,629
1Non-cash issuance.

U.S.$ millions, except where noted				As at December 31,
Debt Instrument	Maturity	Amount	Rate	2024
U.S. dollar-denominated debt
Junior subordinated notes	March 2055	450	7.63%	450
Junior subordinated notes	March 2055	650	7.50%	650
				1,100
Less: unamortized debt issue costs and other				(13)
Total Junior Notes				1,087

Schedule of Interest Expense
Interest Expense

	Year Ended December 31,
U.S.$ millions	2024	2023
Interest on long-term debt to affiliates of Former Parent	270	211
Interest on Senior Notes [1]	85	—
Interest on Junior Notes [1]	28	—
Amortization and other financial charges [2]	7	9
Capitalized interest	(2)	—
	388	220
1.This is accrued interest. Interest on Senior and Junior Notes is paid semi-annually.
2.Includes amortization of debt issuance, premium, and discount costs associated with Senior and Junior Notes. Other financial charges include bank service charges and carrying charges.

Schedule of Interest Income and Other	Interest Income and Other

	Year Ended December 31,
U.S.$ millions	2024	2023
Interest Income	41	34
Penalty on early repayment of long-term debt to Former Parent	(26)	—
Foreign exchange loss	(3)	(2)
	12	32

Financial Covenants Table Text Block
South Bow is subject to certain financial covenants on its Facility as described in the following table. As at December 31, 2024, the Company was in compliance with covenants on its Facilities in all material respects.

Financial Covenant	Covenant [1]	As at December 31, 2024
Consolidated net debt-to-capitalization [2]	Not to exceed 65%	53%
Interest coverage ratio [3]	Not less than 2.50:1:00	4.46
1.Covenant terms defined within respective debt agreements.
2.Per the covenant, consolidated net debt is consolidated total debt less unrestricted cash and cash equivalents of the restricted parties. Total debt is defined as consolidated indebtedness of the Company excluding letters of credit and junior debt securities.
3.Interest coverage ratio is consolidated EBITDA to consolidated interest expense, for the trailing four quarters. Consolidated EBITDA is consolidated net income plus interest expense, income taxes, depreciation and amortization, and other non-cash items. Consolidated interest expense includes all interest paid excluding interest related to junior subordinated notes and upfront fees associated with the credit facility.